RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Restatement (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet
Warrant liability	$ 1,313,324		$ 655,098
Total liabilities	4,807,716		3,936,644	$ 2,574,205
(Accumulated deficit)/retained earnings	(1,613,733)		(720,015)	369,495
Total stockholders' equity	1,220,043	$ 3,775,744	2,113,761	5,000,001	$ 5,000,006
Statement of Operations for the Year Ended December 31, 2020 (audited)
Change in fair value of warrant liability	(658,226)	0	(655,098)
Other income, net	(658,138)	465,148	(164,263)	1,205,820
(Loss) income before provision for income taxes	(893,718)	345,848	(1,071,669)	492,633
Net (loss) income	$ (893,718)	$ 273,220	(1,089,510)	408,427
Basic and diluted net loss per common share,	$ (0.33)	$ 0.10
Cash flow from operating activities:
Net loss	$ (893,718)	$ 273,220	(1,089,510)	$ 408,427
Adjustments to reconcile net loss to net cash and used in operating activities:
Change in fair value of warrant liability	$ 658,226	$ 0	$ 655,098
Non-redeemable Common Stock
Statement of Operations for the Year Ended December 31, 2020 (audited)
Basic and diluted net loss per common share,			$ (0.40)	$ (0.11)
As Previously Reported
Balance Sheet
Total liabilities			$ 3,281,546
(Accumulated deficit)/retained earnings			(64,917)
Total stockholders' equity			2,768,859
Statement of Operations for the Year Ended December 31, 2020 (audited)
Other income, net			490,835
(Loss) income before provision for income taxes			(416,571)
Net (loss) income			(434,412)
Cash flow from operating activities:
Net loss			$ (434,412)
As Previously Reported | Non-redeemable Common Stock
Statement of Operations for the Year Ended December 31, 2020 (audited)
Basic and diluted net loss per common share,			$ (0.16)
Adjustment
Balance Sheet
Warrant liability			$ 655,098
Total liabilities			655,098
(Accumulated deficit)/retained earnings			(655,098)
Total stockholders' equity			(655,098)
Statement of Operations for the Year Ended December 31, 2020 (audited)
Change in fair value of warrant liability			(655,098)
Other income, net			(655,098)
(Loss) income before provision for income taxes			(655,098)
Net (loss) income			(655,098)
Cash flow from operating activities:
Net loss			(655,098)
Adjustments to reconcile net loss to net cash and used in operating activities:
Change in fair value of warrant liability			$ 655,098
Adjustment | Non-redeemable Common Stock
Statement of Operations for the Year Ended December 31, 2020 (audited)
Basic and diluted net loss per common share,			$ (0.24)